Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 8,085	$ 9,287
Financial Liabilities	142,236	145,117
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,313,000,000
Financial Liabilities	0	29,000,000
Quoted (unadjusted) prices- level 1 [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	1,000,000
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	28,000,000
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Quoted (unadjusted) prices- level 1 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	4,000,000	1,304,000,000
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	1,000,000
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	19,000,000	9,000,000
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		479,000,000
Financial Liabilities	3,105,000,000	2,365,000,000
Observable market inputs - level 2 [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Observable market inputs - level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	2,764,000,000	1,210,000,000
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	161,000,000	341,000,000
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	152,000,000	129,000,000
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	28,000,000	685,000,000
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9,000,000	5,000,000
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	224,000,000	89,000,000
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	411,000,000	340,000,000
Observable market inputs - level 2 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,000,000	36,000,000
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,000,000	9,000,000
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,071,000,000	2,210,000,000
Observable Market Inputs - Level 3 [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,071,000,000
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 2,210,000,000
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Observable Market Inputs - Level 3 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Observable Market Inputs - Level 3 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Observable Market Inputs - Level 3 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Observable Market Inputs - Level 3 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Observable Market Inputs - Level 3 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 0